UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 03/31/2012
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:  $197,389,262.00


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                    Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------         ------- --------    ---------  ------  ------

Apple Inc Com            	Com	37833100	833	1390	Sole
Blackrock Fds In	       		91929109	7282	223981	Sole
Blackrock Nation          		09253C744       136	12653	Sole
Buffalo USA Glob        		                8589	307521	Sole
Chevron Corp Com               	Com	166764100	366	3410	Sole
China Voice Hold         	Com	16946A100       0	22000	Sole
Conocophillips C         	Com	20825C104       273	3594	Sole
Envirokare Tech 	       	Com	                0	30000	Sole
Exxon Mobil Corp	       	Com	30231G102       668	7700	Sole
Fmi Common Stock           		30249V109       7019	264966	Sole
Franklin Custodi       			353496300	32	14549	Sole
Franklin Federal	       		                151	12136	Sole
Franklin High In        		353538101	2282	1135479	Sole
Franklin High In        		                1724	857793	Sole
Franklin Russell	       		                370	6405	Sole
Franklin Russell	      		                438	42155	Sole
Fulton Financial	       	Com	360271100	109	10417	Sole
General Electric         	Com	369604103	341	16996	Sole
Hartford Eq Inc 	      		416648558	3539	400810	Sole
Intel Corp Com                 	Com	458140100	276	9801	Sole
Intl Business M		       	Com	459200101	329	1577	Sole
INVESCO Van Kamp	       		                6104	356948	Sole
Ishares Barclay 	       		464287226	43851	399187	Sole
Ishares Barclays	       	Com	                7833	66580	Sole
iShares Floating	       	Com	                256	5106	Sole
Ishares Iboxx Hi	     	Com	                249	2745	Sole
Ishares Msci Eaf	       	Com	464287465	3073	55982	Sole
Ishares Msci Eme	     	Com	464287234	3029	70527	Sole
Ishares S&P 500 	      	Com	464287309	12741	169045	Sole
Ishares S&P 500            	Com	464287200	271	1922	Sole
Ishares S&P 500 	      	Com	464287408	7670	118124	Sole
Ishares S&P Mdcp	    	Com	464287705	10193	119346	Sole
Ishares S&P Midc	      	Com	464287606	9544	84877	Sole
Ishares S&P Smal      		Com	464287887	16908	204724	Sole
Ishares S&P Smal	       	Com	464287879	7793	99186	Sole
Ishares Select D	      	Com	464287168	282	5037	Sole
Ishares Tr Barcl	       	Com	464288638	257	2357	Sole
Jts Corp Deliste        	Com	465940104	0	11000	Sole
Mcdonalds Corp C        	Com	580135101	296	3018	Sole
Pimco Total Retu	       		693391674	601	54169	Sole
Priceline.Com  I	       	Com	741503403	733	1021	Sole
Royce Fd Low Pri           		780905808	278	17446	Sole
Scout Fds Intl F               		904199403	7465	234958	Sole
Sterling Energy         	Com	                0	64370	Sole
Stratton Fds Inc	      		863137105	4722	86320	Sole
Templeton Global	      		880208103	3294	250897	Sole
Templeton Global	      		880208103	4335	330128	Sole
Thornburg Inv In          		885215558	208	11154	Sole
Vanguard LifeStr	       		                332	19554	Sole
Vanguard Tax Exe	      		922907209	641	45507	Sole
Vanguard Tax Exe	     		922907704	1430	128403	Sole
Vanguard Total B	  		921937108	159	14542	Sole
Verizon Communic	      	Com	92343V104       294	7679	Sole
Warnaco Group In        	Com	934390105	0	22000	Sole
Western Asset Fd	      		957663602	7793	692684	Sole










REPORT SUMMARY                55   	DATA RECORDS	197389